Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Income Tax Reconciliation	The following table presents a reconciliation of the differences between the statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2019 and 2020:

	For the year ended December 31,
	2018	2019	2020
	%	%	%
Statutory income tax rate of the PRC	25.0	25.0	25.0
Tax rate difference from preferential tax treatments and statutory rate in other jurisdictions	(5.3)	(7.4)	(16.3)
Super deduction on research and development expenses	88.1	8.7	30.0
Non-deductible share-based compensation expenses	—	—	(9.2)
Other permanent differences	(32.7)	(3.1)	(3.9)
Change in valuation allowances	(75.1)	(23.2)	(26.8)

Effective income tax rate	—	—	(1.2)

Summary of Operating Loss Carry Forward
As of December 31, 2020, certain entities of the Company had net operating tax loss carry forwards as follows:

RMB
Loss expiring in 2021	4,924
Loss expiring in 2022	8,084
Loss expiring in 2023	5,620
Loss expiring in 2024	28,827
Loss expiring in 2025	23,473
Loss expiring in 2026	21,409
Loss expiring in 2027	15,141
Loss expiring in 2028	47,863
Loss expiring in 2029	147,040
Loss expiring in 2030	156,066

458,447

Summary of Significant Components of Deferred Tax Assets
The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2019 and 2020:

	December 31, 2019	December 31, 2020
	RMB	RMB
Deferred tax assets:
Net operating tax loss carry forwards	54,758	72,988
Advertising expenses in excess of deduction limit	24,982	709
Deferred revenue	580	910

Total deferred tax assets	80,320	74,607

Less: valuation allowances	(80,320)	(74,607)

Net deferred tax assets	—	—

Summary of Movement of Valuation Allowance	The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the years presented:

	Balance at January 1	Movement*	Balance at December 31
	RMB	RMB	RMB
2018	(45,202)	(5,297)	(50,499)
2019	(50,499)	(29,821)	(80,320)
202 0	(80,320)	5,713	(74,607)